Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Consumer Discretionary: 9.4%
2,661	(1)	Cavco Industries, Inc.	$622,701	0.6
8,041		Churchill Downs, Inc.	1,584,801	1.6
20,384	(1)	Dave & Buster's Entertainment, Inc.	842,674	0.9
7,733	(1)	Dorman Products, Inc.	700,996	0.7
3,618	(1)	Five Below, Inc.	462,670	0.5
11,819	(1)	Gentherm, Inc.	707,958	0.7
42,253	(1),(2)	Lindblad Expeditions Holdings, Inc.	326,616	0.3
33,047	(1)	Planet Fitness, Inc.	2,238,934	2.3
17,458	(1),(2)	Revolve Group, Inc.	410,088	0.4
15,955		Texas Roadhouse, Inc.	1,416,166	1.4
			9,313,604	9.4

		Energy: 6.5%
229,756	(1)	Helix Energy Solutions Group, Inc.	992,546	1.0
37,285		Matador Resources Co.	2,222,186	2.2
37,820		Northern Oil and Gas, Inc.	1,196,624	1.2
83,912		Patterson-UTI Energy, Inc.	1,250,289	1.3
82,312	(1)	ProPetro Holding Corp.	753,978	0.8
			6,415,623	6.5

		Financials: 7.2%
41,817	(1)	Focus Financial Partners, Inc.	1,637,136	1.7
8,791		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	347,420	0.4
13,166		HCI Group, Inc.	629,203	0.6
4,232		Kinsale Capital Group, Inc.	1,073,151	1.1
19,854		Western Alliance Bancorp.	1,523,199	1.5
22,183		Wintrust Financial Corp.	1,870,914	1.9
			7,081,023	7.2

		Health Care: 21.5%
13,128	(1)	Acadia Pharmaceuticals, Inc.	215,693	0.2
14,320	(1)	Alkermes PLC	338,954	0.3
20,206	(1)	Amicus Therapeutics, Inc.	226,913	0.2
7,636	(1)	Apellis Pharmaceuticals, Inc.	462,054	0.5
8,864	(1)	Arrowhead Pharmaceuticals, Inc.	351,990	0.4
4,338	(1)	Arvinas, Inc.	183,671	0.2
37,130	(1)	Axonics, Inc.	2,682,643	2.7
4,649	(1)	Beam Therapeutics, Inc.	253,835	0.3
3,599		Bio-Techne Corp.	1,194,184	1.2
4,896	(1)	Blueprint Medicines Corp.	358,485	0.4
7,520	(1)	Corcept Therapeutics, Inc.	194,166	0.2
5,815	(1)	Cytokinetics, Inc.	307,962	0.3
7,316	(1)	Denali Therapeutics, Inc.	202,434	0.2
9,123		Ensign Group, Inc.	778,192	0.8
18,090	(1)	Establishment Labs Holdings, Inc.	1,124,836	1.1
5,295	(1)	Evolent Health, Inc.	195,283	0.2
11,056	(1)	Halozyme Therapeutics, Inc.	450,311	0.4
8,536	(1)	ICON PLC	1,791,109	1.8
10,662	(1)	Insmed, Inc.	262,499	0.3
3,807	(1)	Intellia Therapeutics, Inc.	228,648	0.2
8,045	(1)	Intra-Cellular Therapies, Inc.	404,342	0.4
2,240	(1)	Karuna Therapeutics, Inc.	571,334	0.6
9,880	(1)	Lantheus Holdings, Inc.	778,544	0.8
34,908		LeMaitre Vascular, Inc.	1,723,757	1.7
14,213	(1)	ModivCare, Inc.	1,539,552	1.6
22,108	(1)	Pacira BioSciences, Inc.	1,160,228	1.2
4,794	(1)	Penumbra, Inc.	787,031	0.8
22,399	(1)	Progyny, Inc.	900,664	0.9
71,654	(1)	R1 RCM, Inc.	1,565,640	1.6
			21,234,954	21.5

		Industrials: 24.4%
10,357	(1)	ASGN, Inc.	1,001,522	1.0
16,120	(1)	Axon Enterprise, Inc.	1,880,882	1.9
7,679	(1)	CACI International, Inc.	2,156,801	2.2
29,331	(1)	Casella Waste Systems, Inc.	2,403,089	2.4
15,225	(1)	Chart Industries, Inc.	2,951,518	3.0
19,966	(1)	Clean Harbors, Inc.	2,344,408	2.4
24,863	(1)	Driven Brands Holdings, Inc.	781,444	0.8
38,794		Flowserve Corp.	1,182,053	1.2
27,184	(1)	Kirby Corp.	1,822,959	1.9
5,232		Quanta Services, Inc.	739,282	0.8
40,312		Spirit Aerosystems Holdings, Inc.	1,213,391	1.2
51,881	(1)	Sterling Infrastructure, Inc.	1,312,070	1.3
18,924		TFI International, Inc.	1,888,426	1.9
58,288	(1)	WillScot Mobile Mini Holdings Corp.	2,339,680	2.4
			24,017,525	24.4

		Information Technology: 24.4%
15,703	(1)	Blackline, Inc.	1,066,862	1.1
46,506	(1)	Cohu, Inc.	1,247,756	1.3
8,620	(1)	CyberArk Software Ltd.	1,243,694	1.3
6,607	(1)	ExlService Holdings, Inc.	1,108,060	1.1
19,203	(1)	Fabrinet	1,974,836	2.0
16,507	(1)	Five9, Inc.	1,619,502	1.6
61,620		Genpact Ltd.	2,894,908	2.9
37,704	(1)	I3 Verticals, Inc.	880,765	0.9
79,124	(1)	indie Semiconductor, Inc.	673,345	0.7
20,473		Kulicke & Soffa Industries, Inc.	860,685	0.9
3,944		Littelfuse, Inc.	935,596	1.0
2,291	(1)	Manhattan Associates, Inc.	323,627	0.3
16,285		MAXIMUS, Inc.	986,708	1.0
15,016	(1)	Onto Innovation, Inc.	1,065,986	1.1
9,503	(1)	Perficient, Inc.	742,184	0.8

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
11,769	(1)	Rapid7, Inc.	$676,717	0.7
5,993	(1)	SiTime Corp.	637,715	0.6
17,818	(1)	Tower Semiconductor Ltd.	826,577	0.8
113,170	(1)	Viavi Solutions, Inc.	1,593,434	1.6
31,415	(1)	WNS Holdings Ltd. ADR	2,646,714	2.7
			24,005,671	24.4

		Materials: 2.9%
34,983		Element Solutions, Inc.	653,133	0.7
15,741		Innospec, Inc.	1,471,154	1.5
25,205	(1)	Summit Materials, Inc.	716,326	0.7
			2,840,613	2.9
		Total Common Stock
		(Cost $99,717,970)	94,909,013	96.3

EXCHANGE-TRADED FUNDS: 1.8%
21,125	(1),(2)	SPDR S&P Biotech ETF	1,768,163	1.8

		Total Exchange-Traded Funds
		(Cost $1,918,628)	1,768,163	1.8

		Total Long-Term Investments
		(Cost $101,636,598)	96,677,176	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		Repurchase Agreements: 2.3%
245,823	(3)	Barclays Capital, Inc., Repurchase Agreement dated 08/31/22, 2.25%, due 09/01/22 (Repurchase Amount $245,838, collateralized by various U.S. Government Securities, 0.125%-0.625%, Market Value plus accrued interest $250,739, due 04/15/23-01/15/31)	245,823	0.3
1,000,000	(3)	MUFG Securities America Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,000,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.060%-4.500%, Market Value plus accrued interest $1,020,000, due 08/01/25-06/01/52)	1,000,000	1.0
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,000,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 04/30/24-08/20/52)	1,000,000	1.0

		Total Repurchase Agreements
		(Cost $2,245,823)	2,245,823	2.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.1%
2,042,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.170%
		(Cost $2,042,000)	2,042,000	2.1

		Total Short-Term Investments
		(Cost $4,287,823)	4,287,823	4.4

		Total Investments in Securities (Cost $105,924,421)	$100,964,999	102.5
		Liabilities in Excess of Other Assets	(2,414,801)	(2.5)
		Net Assets	$98,550,198	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2022.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$94,909,013	$–	$–	$94,909,013
Exchange-Traded Funds	1,768,163	–	–	1,768,163
Short-Term Investments	2,042,000	2,245,823	–	4,287,823
Total Investments, at fair value	$98,719,176	$2,245,823	$–	$100,964,999

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $107,595,099.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,382,882
Gross Unrealized Depreciation	(12,013,017)

Net Unrealized Depreciation	$(6,630,135)